INCOME TAXES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards	$ 25,378,656	$ 23,878,387
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		35.00%
Scenario, Plan [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%